PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 122,415	$ 124,771
Less: accumulated depreciation and amortization	(86,331)	(78,841)
Property and equipment, net	36,084	45,930
Depreciation and amortization	21,026	21,398	21,347
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	90,053	89,327
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,686	14,802
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	882	847
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,999	2,626
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,406	1,219
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,656	10,355
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,368	4,244
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,365	$ 1,351